Newtek Small Business Finance, LLC Newtek Business Services, Corp. 1981 Marcus Avenue, Suite 130 Lake Success, New York 11042 Independent Accountants’ Report on Applying Agreed-Upon Procedures We have performed the procedures described below, which were agreed to by Newtek Small Business Finance, LLC and Newtek Business Services, Corp. (collectively, the “Company”) and Deutsche Bank Securities Inc. (the “Other Specified Party” and, together with the Company, the “Specified Parties”) related to their evaluation of certain information with respect to a portfolio of small business loans in connection with the proposed offering of Newtek Small Business Loan Trust 2017-1, Unguaranteed SBA 7(a) Loan- Backed Notes, Series 2017-1. The Company is responsible for the information provided to us, including the information set forth in the Statistical Loan File (as defined herein). The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose. Agreed-Upon Procedures On October 9, 2017, representatives of the Company provided us with a computer-generated small business loan data file and related record layout containing data, as represented to us by the Company, as of the close of business on September 30, 2017, with respect to 381 small business loans (the “Initial Loan File”). At the instruction of representatives of the Company, we selected the 96 largest small business loans based on the outstanding principal balance set forth on the Initial Loan File (the “Sample Loans”). Additionally, on October 19, 2017, representatives of the Company provided us with a supplemental data file containing the prepayment penalty indicator for each of the Sample Loans (the “Supplemental Data File”). We were instructed by representatives of the Company to append the Initial Loan File with the information set forth on the Supplemental Data File. The Initial Loan File, as adjusted, is hereinafter referred to as the “Statistical Loan File.” At the instruction of the Company, we performed certain comparisons and recomputations relating to the small business loan characteristics (the “Characteristics”) set forth on the Statistical Loan File and indicated below. Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com Member of Deloitte Touche Tohmatsu Limited

Characteristics 1. Loan number (for informational purpose only) 2. Note date 3. Primary borrower name 4. Original principal balance 5. Index description 6. Interest rate type (Fixed/Variable) 7. Initial spread 8. Maturity date 9. Original term to maturity 10. Prepayment penalty indicator (yes/no) 11. Property state 12. Personal guarantee indicator (yes/no) 13. Guarantee Percentage 14. Maximum FICO score 15. Loan purpose 16. Primary collateral type 17. Market value – Residential (if applicable) 18. Lien position – Residential (if applicable) 19. Market value – Commercial (if applicable) 20. Lien position – Commercial (if applicable) 21. Market value – Machine & Equipment (if applicable) 22. Lien position – Machine & Equipment (if applicable) 23. Market value – Furniture & Fixtures (if applicable) 24. Lien position – Furniture & Fixtures (if applicable) 25. Market value – Account Receivables & Inventory (if applicable) 26. Lien position – Account Receivables & Inventory (if applicable) 27. Market value – Marketable Securities (if applicable) 28. Lien position – Marketable Securities (if applicable) 29. Market value – Other Collateral (if applicable) 30. Lien position – Other Collateral (if applicable) 31. Combined debt service coverage ratio We compared Characteristics 2. through. 10. to the corresponding information set forth on or derived from the respective Promissory Note (the “Note”); Characteristics 11. through 13. to the “SBA Loan Authorization Document;” and Characteristics 14. through 30. to the Credit Write Up or Modified Credit Write Up (collectively, the “Credit Write Up”). Using the methodologies provided to us by representatives of the Company, we compared Characteristic 31. to the Credit Write Up. In addition to the procedures described above, for each Sample Loan that indicated an original term to maturity of 15 years or greater (as set forth on the Note), we observed a prepayment penalty indicator of “Yes” on the Note. At your instruction, for purposes of such comparisons:  with respect to Characteristics 2. and 8., differences of 30 days or less are deemed to be “in agreement;”  with respect to Characteristic 15., we compared the loan purpose set forth on the Statistical Loan File to the loan purpose corresponding to that with the highest loan proceeds for such Sample Loan indicated within the table entitled “Use of Proceeds” on the Credit Write Up;  with respect to Characteristic 16., we compared the primary collateral type set forth on the Statistical Loan File to the primary collateral type corresponding to that with the highest net market value for such Sample Loan indicated within the table entitled “Current Collateral Grid” on the Credit Write Up;  with respect to our comparison for Characteristics 17., 19., 21., 23., 25., 27. and 29., differences of $1.00 or less are deemed to be “in agreement;”  with respect to our comparison of Characteristic 20., for the Sample Loan indicated in Appendix A, we observed a difference with respect to the lien position - commercial set forth on the Statistical Loan File when compared to the lien position - commercial set forth on the Credit Write Up. For such Sample Loan, we were instructed to perform an additional procedure and compare the lien position - commercial set forth on the Statistical Loan File to the SBA Loan Authorization Document; and  with respect to our comparison of Characteristic 30., for the Sample Loan indicated in Appendix B, we observed a difference with respect to the lien position – other collateral set forth on the Statistical Loan File when compared to the lien position – other collateral set forth on the Credit Write Up. For such Sample Loan, we were instructed to perform an additional procedure and compare the lien position – other collateral set forth on the Statistical Loan File to the SBA Loan Authorization Document.

******* The small business loan documents described above and any other related documents used in support of the Characteristics were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Loan Documents.” We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Loan Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein. In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Loan Documents. In addition, we make no representations as to whether the Loan Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Sample Loans. Agreed-Upon Procedures’ Findings The results of the foregoing procedures indicated that the Characteristics set forth on the Statistical Loan File were found to be in agreement with the above mentioned Loan Documents, except as described in Appendix C. Supplemental information is contained on Appendix D. ****** We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the small business loans underlying the Statistical Loan File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the small business loans or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies. It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. The information provided to us, including the information set forth in the Statistical Loan File, is the responsibility of the Company. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations. None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties. Yours truly, /s/ Deloitte & Touche LLP November 6, 2017

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 6, 2017. In applying our agreed-upon procedures as outlined above, we performed additional procedures with respect to Characteristic 20. for the following Sample Loan: 97665 The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 6, 2017. In applying our agreed-upon procedures as outlined above, we performed additional procedures with respect to Characteristic 30. for the following Sample Loan: 108200 The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix C to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 6, 2017 In applying our agreed-upon procedures as outlined above, we observed the following: Exception Description Number Exception Description 1 Two differences in loan purpose. 2 Two differences in market value – Residential. 3 One difference in lien position – Residential. 4 Three differences in market value – Machine & Equipment 5 One difference in lien position – Machine & Equipment. 6 One difference in market value - Account Receivables and Inventory. 7 One difference in combined debt service coverage ratio. The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix D to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 6, 2017 Supplemental Information Related to the Findings Set Forth on Appendix C Exception Description Number Sample Loan number Characteristic Characteristic set forth on the Statistical Loan File Characteristic set forth on the Credit Write Up 1 101067 Loan Purpose Working Capital Debt Refinance 1 105163 Loan Purpose Refinance Debt Machinery & Equipment 2 111156 Market value - Residential $2,763,750.00 $2,363,750.00 2 113163 Market value - Residential $157,000.00 $168,000.00 3 109385 Lien position - Residential 4 3 4 95304 Market value - Machine & Equipment $260,296.00 $238,682.00 4 111206 Market value - Machine & Equipment $405,159.00 $396,212.00 4 113163 Market value - Machine & Equipment $25,800.00 $25,000.00 5 111206 Lien position - Machine & Equipment 1 7 6 101067 Market value - Account Receivables and Inventory $305,000.00 $641,000.00 7 101067 Combined debt service coverage ratio 3.72x 3.40x The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.